SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 11 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Technology. The corporate segment does not generate revenue and contains primarily non-operational expenses.

The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of authentication and identity security software to customers, predominantly in the United States of America and Europe. All inter-segment transactions are eliminated in consolidation.

The chief operating decision maker reviews the operating results of these reportable segments. The performance of the reportable segments is based primarily on loss (profit) from continuing operations. Amounts in the table below represent the figures of the continuing operations in the different reportable segments.

		Airport Security
		and Other
	Corporate	Aviation Services	Technology	Total
Six months ended June 30, 2019:
Revenue	$-	$152,622	$11,870	$164,492
Depreciation and amortization	21	665	142	828
Net profit (loss)	(2,841)	(1,609)	3,793	(657)
Total assets	$348	$70,890	$11,214	$82,452

Six months ended June 30, 2018:
Revenue	$-	$161,839	$6,973	$168,812
Depreciation and amortization	24	888	19	931
Net profit (loss)	(3,097)	(638)	2,204	(1,531)
Total assets	$4,035	$63,522	$3,567	$71,124

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Six months ended June 30,
	2019	2018
Germany	$67,501	$68,656
Netherlands	49,007	59,257
United States of America	35,787	33,129
Other	12,197	7,770
Total	$164,492	$168,812

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2019	2018
Netherlands	$1,159	$1,738
Germany	502	268
United States of America	509	726
Other	2,484	334
Total	$4,654	$3,066